Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Trading Symbol	AXTA
Entity Registrant Name	AXALTA COATING SYSTEMS LTD.
Entity Central Index Key	0001616862
Entity Filer Category	Non-accelerated Filer